Right-of-use assets, net and lease liability - As Lessee (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Right-of-use assets, net and lease liability
Beginning Balance			$ 126,299	$ 149,442
Beginning Balance			334,055	316,368	$ 294,639
Remediations			32,139	20,045	26,310
Decreases			(315)	(2,358)	(4,581)
Depreciation			(47,263)	(41,590)	(41,597)
Ending Balance			365,879	334,055	316,368	$ 294,639
Ending Balance		$ 6,280	113,056	126,299	149,442
Operating lease commitments by lessee			158,621	178,990	193,179
Cash outflow for leases			70,501	63,034	58,780
Depreciation
Right-of-use assets, net and lease liability
Beginning Balance			(252,823)	(207,756)	(166,926)	(129,635)
Decreases				339	760	3,810
Depreciation				(45,406)	(41,590)	(41,101)
Ending Balance				(252,823)	(207,756)	(166,926)
Buildings
Right-of-use assets, net and lease liability
Beginning Balance			278,119	268,338	253,595
Remediations			5,541	9,781	17,994
Decreases					(3,251)
Ending Balance			283,660	278,119	268,338	253,595
Buildings | Depreciation
Right-of-use assets, net and lease liability
Beginning Balance			(210,380)	(165,139)	(132,086)	(101,110)
Decreases						2,471
Depreciation				(45,241)	(33,053)	(33,447)
Ending Balance				(210,380)	(165,139)	(132,086)
Other
Right-of-use assets, net and lease liability
Beginning Balance			55,936	48,030	41,044
Remediations			26,598	10,264	8,316
Decreases			(315)	(2,358)	(1,330)
Ending Balance			82,219	55,936	48,030	41,044
Other | Depreciation
Right-of-use assets, net and lease liability
Beginning Balance			(42,443)	(42,617)	(34,840)	(28,525)
Decreases				339	760	1,339
Depreciation				(165)	(8,537)	(7,654)
Ending Balance				(42,443)	(42,617)	$ (34,840)
Less than one year
Right-of-use assets, net and lease liability
Operating lease commitments by lessee			49,113	19,022	43,535
Greater than 1 year and less than 3 years
Right-of-use assets, net and lease liability
Operating lease commitments by lessee			$ 109,508	127,927	43,751
Greater than 3 years until maturity
Right-of-use assets, net and lease liability
Operating lease commitments by lessee				$ 32,041	$ 105,893
Mexico City International Airport
Right-of-use assets, net and lease liability
Term of contract	20 years
Minimum guaranteed income	$ 40,544
Royalty of hotel revenue (as a percent)	18.00%